Business Combinations - Summary of consolidated statement of operations includes revenues and net income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
As Reported [Member]
Business Acquisition [Line Items]
Revenues	$ 62,237	$ 35,160
Net (loss) income	(117,320)	(55,005)
Acquisitions Pro-Forma (Unaudited) [Member]
Business Acquisition [Line Items]
Revenues	21,629	21,525
Net (loss) income	6,377	6,664
Consolidated Pro-Forma (Unaudited) [Member]
Business Acquisition [Line Items]
Revenues	83,866	56,685
Net (loss) income	$ (110,943)	$ (48,341)